Hedging activities - Schedule of Non-Hedge Designated Derivatives (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on change in fair value of derivatives	€ 0	€ (16)	€ 3
Selling and distribution expenses | Commodity contracts
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on change in fair value of derivatives	0	(12)	5
Non-operating items | Foreign currency contracts
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on change in fair value of derivatives	€ 0	€ (4)	€ (2)